Derivatives And Hedging Activities (Schedule Of Notional Amounts Of Financial Instruments) (Details) In Millions, unless otherwise specified		12 Months Ended																																													12 Months Ended
	Dec. 31, 2011 Floating-To-Fixed Interest Rate Swap Due September 2010 [Member] USD ($)	Dec. 31, 2011 Foreign Exchange Contracts [Member] Cash Flow Hedging [Member]	Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell British Pounds For Brazilian Real [Member] Cash Flow Hedging [Member] GBP (£)		Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell British Pounds For Brazilian Real [Member] Cash Flow Hedging [Member] GBP (£)		Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell European Euro For Brazilian Real [Member] Cash Flow Hedging [Member] EUR (€)		Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell European Euro For Brazilian Real [Member] Cash Flow Hedging [Member] EUR (€)		Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell European Euro For Polish Zloty [Member] Cash Flow Hedging [Member] EUR (€)		Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell European Euro For Polish Zloty [Member] Cash Flow Hedging [Member] EUR (€)		Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell US Dollar For Brazilian Real [Member] Cash Flow Hedging [Member] USD ($)		Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell US Dollar For Brazilian Real [Member] Cash Flow Hedging [Member] USD ($)		Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell US Dollar For European Euro [Member] Undesignated [Member] USD ($)	Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell US Dollar For European Euro [Member] Undesignated [Member] USD ($)	Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell US Dollar For European Euro [Member] Cash Flow Hedging [Member] USD ($)		Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell US Dollar For European Euro [Member] Cash Flow Hedging [Member] USD ($)		Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell European Euro For US dollar [Member] Undesignated [Member] EUR (€)	Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell European Euro For US dollar [Member] Undesignated [Member] EUR (€)	Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell Indian Rupee For US Dollar [Member] Undesignated [Member] INR	Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell Indian Rupee For US Dollar [Member] Undesignated [Member] INR	Dec. 31, 2011 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell South Korean Won For US dollar [Member] Undesignated [Member] KRW	Dec. 31, 2010 Foreign Exchange Contracts [Member] Foreign Exchange Contracts To Sell South Korean Won For US dollar [Member] Undesignated [Member] KRW	Dec. 31, 2011 Interest Rate Swaps [Member] Undesignated [Member] USD ($)		Dec. 31, 2010 Interest Rate Swaps [Member] Undesignated [Member] USD ($)		Dec. 31, 2011 Interest Rate Swaps [Member] Fair Value Hedging [Member] USD ($)	Dec. 31, 2010 Interest Rate Swaps [Member] Fair Value Hedging [Member] USD ($)	Dec. 31, 2011 Embedded Derivative [Member] Undesignated [Member] USD ($)	Dec. 31, 2010 Embedded Derivative [Member] Undesignated [Member] USD ($)	Dec. 31, 2011 Fuel Oil Contracts [Member] Commodities [Member] Cash Flow Hedging [Member]		Dec. 31, 2010 Fuel Oil Contracts [Member] Commodities [Member] Cash Flow Hedging [Member]		Dec. 31, 2011 Natural Gas Contracts [Member] Cash Flow Hedging [Member]		Dec. 31, 2010 Natural Gas Contracts [Member] Cash Flow Hedging [Member]		Dec. 31, 2011 Natural Gas Contracts [Member] Commodities [Member] Cash Flow Hedging [Member]
Derivative [Line Items]
Sell Notional			£ 26	[1]	£ 8	[1]	€ 16	[1]	€ 4	[1]	€ 233	[1]	€ 223	[1]	$ 344	[1]	$ 74	[1]	$ 0	$ 109	$ 13	[1]	$ 0	[1]	€ 0	€ 85	904	0	0	8,076
Commodity contracts																																							0	[1]	200,000	[1]	3,000,000	[1],[2]	12,000,000	[1]
Interest rate contracts (in USD)																																			0	274
Embedded derivative assets																																					150	150
Notional value of interest rate swap agreement that do not qualify as hedges that matured in September 2010	$ 150																														$ 150	[3]	$ 154	[3]
Maturity period of hedges, maximum (in years)		3 years
Maximum maturity period of cash flow hedges (in years)																																															1 year

[1]	These contracts had maturities of three years or less as of December 31, 2011.
[2]	These contracts had maturities of one year or less as of December 31, 2011.
[3]	Includes $150 million floating-to-fixed interest rate swap notional to offset the embedded derivative.